Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Catholic Responsible Investments Funds
Entity Central Index Key	0001872555
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000230952
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide current income consistent with the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; (vii) U.S. dollar-denominated instruments of foreign issuers; and (viii) floating rate securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, repurchase agreements, and in municipal securities.

CRI Ultra Short Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund performed well compared to cash and lagged intermediate and core-plus bond categories. The fall in front-end rates during the time-period positively impacted their capital value. Additionally, the Fund benefited from a combination of factors including income from spread products and lower spread volatility during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Oct/22	$10,064	$8,379	$10,085
Oct/23	$10,543	$8,409	$10,577
Oct/24	$11,111	$9,296	$11,154
Oct/25	$11,593	$9,869	$11,649

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	4.34%	3.85%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*	4.44%	3.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 95,349,145
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 117,041
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$95,349,145	162	$117,041	96%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Security	0.0%
Commercial Paper	1.0%
Corporate Obligations	15.2%
U.S. Treasury Obligations	26.9%
Repurchase Agreements	27.0%
Asset-Backed Securities	29.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	4.014%	11/18/25	4.0%
U.S. Treasury Bills	3.924%	12/23/25	4.0%
U.S. Treasury Bills	3.864%	01/20/26	3.6%
U.S. Treasury Bills	3.847%	01/22/26	3.0%
U.S. Treasury Bills	3.958%	12/04/25	3.0%
U.S. Treasury Bills	3.888%	01/08/26	2.9%
U.S. Treasury Bills	3.889%	01/13/26	2.7%
U.S. Treasury Bills	3.898%	12/26/25	1.8%
U.S. Treasury Bills	3.861%	01/06/26	1.6%
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2, SOFR30A + 0.600%	4.834%	03/15/29	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230950
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Short Duration Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks maximum current income consistent with the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

CRI Short Duration Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

Short-duration bond funds have offered attractive returns while maintaining a lower risk profile and less sensitivity to interest rate changes compared to funds with longer durations. The CRI Short Duration Bond Fund has outperformed its benchmark, including higher yields relative to cash, receding inflation concerns leading to Federal Reserve interest rate cuts, and a steepening yield curve. Additionally, investor demand for safety and the advantages of active management also boosted returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Oct/22	$9,550	$8,379	$10,085
Oct/23	$9,896	$8,409	$10,577
Oct/24	$10,584	$9,296	$11,154
Oct/25	$11,147	$9,869	$11,649

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	5.31%	2.81%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*	4.44%	3.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 547,067,385
Holdings Count | Holding	460
Advisory Fees Paid, Amount	$ 1,414,973
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$547,067,385	460	$1,414,973	50%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.2%
Short-Term Investment	0.2%
Bank Loan Obligations	0.3%
Repurchase Agreements	0.7%
Sovereign Debt	1.0%
Municipal Bonds	4.1%
Mortgage-Backed Securities	9.3%
Asset-Backed Securities	18.8%
U.S. Treasury Obligations	28.0%
Corporate Obligations	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.125%	08/31/27	5.2%
U.S. Treasury Notes	1.875%	06/30/26	4.0%
U.S. Treasury Notes	3.625%	08/15/28	3.2%
U.S. Treasury Notes	3.875%	07/15/28	2.7%
U.S. Treasury Notes	4.250%	01/15/28	2.6%
U.S. Treasury Notes	1.250%	06/30/28	2.2%
U.S. Treasury Notes	4.625%	04/30/29	2.1%
U.S. Treasury Notes	0.625%	12/31/27	1.6%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	1.875%	07/31/26	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230947
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and noninvestment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

Key contributions the Fund's performance over the last fiscal year were moderating inflation, interest rate cuts by the Federal Reserve, a steepening yield curve with short term rates falling over than long-term rates, which provided a favorable environment. A backdrop of slow but steady economic growth and investor confidence in continued monetary easing contributed to a positive environment for bond returns, particularly in corporate and other spread-sensitive sectors. However, potential impacts from the new administration's policies, such as changes to trade or fiscal policy, created some uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Dec/21	$5,000,000	$5,000,000
Oct/22	$4,205,361	$4,189,699
Oct/23	$4,229,224	$4,204,613
Oct/24	$4,714,078	$4,648,043
Oct/25	$4,992,994	$4,934,322

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Institutional Class Shares	5.92%	-0.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,478,976,315
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 7,074,372
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,478,976,315	1,367	$7,074,372	81%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.5%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	9.1%
Mortgage-Backed Securities	24.4%
Corporate Obligations	27.5%
U.S. Treasury Obligations	32.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	10/31/30	4.4%
U.S. Treasury Notes	3.875%	08/15/34	3.6%
U.S. Treasury Bonds	4.750%	05/15/55	2.2%
U.S. Treasury Notes	3.875%	07/15/28	1.7%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	1.2%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Bonds	4.625%	02/15/55	0.8%
U.S. Treasury Notes	4.250%	05/15/35	0.8%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230946
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CRBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and noninvestment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

Key contributions the Fund's performance over the last fiscal year were moderating inflation, interest rate cuts by the Federal Reserve, a steepening yield curve with short term rates falling over than long-term rates, which provided a favorable environment. A backdrop of slow but steady economic growth and investor confidence in continued monetary easing contributed to a positive environment for bond returns, particularly in corporate and other spread-sensitive sectors. However, potential impacts from the new administration's policies, such as changes to trade or fiscal policy, created some uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000
Oct/22	$8,399	$8,379
Oct/23	$8,433	$8,409
Oct/24	$9,386	$9,296
Oct/25	$9,926	$9,869

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Investor Class Shares	5.76%	-0.19%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,478,976,315
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 7,074,372
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,478,976,315	1,367	$7,074,372	81%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.5%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	9.1%
Mortgage-Backed Securities	24.4%
Corporate Obligations	27.5%
U.S. Treasury Obligations	32.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	10/31/30	4.4%
U.S. Treasury Notes	3.875%	08/15/34	3.6%
U.S. Treasury Bonds	4.750%	05/15/55	2.2%
U.S. Treasury Notes	3.875%	07/15/28	1.7%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	1.2%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Bonds	4.625%	02/15/55	0.8%
U.S. Treasury Notes	4.250%	05/15/35	0.8%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230949
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CROSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks current income and to provide relatively low correlation to equity assets.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was ahead of expectations throughout the fiscal year. Contributions to performance are based on the combination of fixed income sectors yielding a more broad fixed income exposure profile, which offers an enhanced return potential over core bond funds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Dec/21	$5,000,000	$5,000,000	$5,000,000
Oct/22	$4,614,458	$4,189,699	$4,653,370
Oct/23	$4,750,210	$4,204,613	$4,788,438
Oct/24	$5,197,803	$4,648,043	$5,119,901
Oct/25	$5,496,460	$4,934,322	$5,407,220

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	5.75%	2.45%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	5.61%	2.02%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 731,174,817
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 2,375,922
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$731,174,817	349	$2,375,922	160%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.4%
Short-Term Investment	0.5%
Sovereign Debt	1.6%
Municipal Bonds	1.9%
Asset-Backed Securities	18.9%
Mortgage-Backed Securities	19.2%
Corporate Obligations	23.3%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.625%	08/15/30	6.6%
U.S. Treasury Notes	3.625%	10/31/30	5.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.057%	10/31/26	4.5%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	3.9%
U.S. Treasury Notes, USBMMY3M + 0.160%	4.012%	04/30/27	3.7%
U.S. Treasury Notes	3.875%	08/15/34	2.3%
U.S. Treasury Notes	4.000%	02/28/30	2.1%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes	3.875%	06/30/30	1.5%
GNMA	6.000%	07/20/54	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230948
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CROVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks current income and to provide relatively low correlation to equity assets.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was ahead of expectations throughout the fiscal year. Contributions to performance are based on the combination of fixed income sectors yielding a more broad fixed income exposure profile, which offers an enhanced return potential over core bond funds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Dec/21	$10,000	$10,000	$10,000
Oct/22	$9,216	$8,379	$9,307
Oct/23	$9,475	$8,409	$9,577
Oct/24	$10,352	$9,296	$10,240
Oct/25	$10,930	$9,869	$10,814

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	5.58%	2.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	5.61%	2.02%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 731,174,817
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 2,375,922
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$731,174,817	349	$2,375,922	160%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.4%
Short-Term Investment	0.5%
Sovereign Debt	1.6%
Municipal Bonds	1.9%
Asset-Backed Securities	18.9%
Mortgage-Backed Securities	19.2%
Corporate Obligations	23.3%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.625%	08/15/30	6.6%
U.S. Treasury Notes	3.625%	10/31/30	5.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.057%	10/31/26	4.5%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	3.9%
U.S. Treasury Notes, USBMMY3M + 0.160%	4.012%	04/30/27	3.7%
U.S. Treasury Notes	3.875%	08/15/34	2.3%
U.S. Treasury Notes	4.000%	02/28/30	2.1%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes	3.875%	06/30/30	1.5%
GNMA	6.000%	07/20/54	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230953
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Equity Index Fund
Class Name	Institutional Class Shares
Trading Symbol	CRQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 500® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Equity Index Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s strong fiscal year performance has been driven by the stock market, which has continued to climb throughout 2025, reaching new record highs despite some calls for potential market correction. Technology stocks, in particular the Magnificent 7, performed strongly during this period as well as strong corporate earnings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Dec/21	$3,000,000	$3,000,000
Oct/22	$2,550,193	$2,595,030
Oct/23	$2,816,100	$2,858,239
Oct/24	$3,870,882	$3,944,858
Oct/25	$4,706,613	$4,791,127

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	21.59%	12.20%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,600,897,729
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 1,821,036
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,600,897,729	434	$1,821,036	26%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.0%
Materials	1.8%
Real Estate	2.3%
Utilities	2.5%
Energy	2.9%
Consumer Staples	5.3%
Health Care	6.6%
Industrials	7.8%
Consumer Discretionary	10.5%
Communication Services	10.6%
Financials	12.8%
Information Technology	36.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.5%
Apple	7.0%
Microsoft	6.7%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230951
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P SMallCap 600® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that measures the performance of small-capitalization companies in the United States. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Small-Cap Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was in line with the benchmark. Factors contributing to the fiscal year performance of small-cap stocks include easing monetary policy from the Federal Reserve, AI-driven productivity gains, favorable valuations relative to large caps, a rebound in corporate earnings, and an increase in mergers and acquisitions activity.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	S&P SmallCap 600 Index (USD)
Dec/21	$3,000,000	$3,000,000	$3,000,000
Oct/22	$2,703,219	$2,566,923	$2,709,782
Oct/23	$2,482,953	$2,782,035	$2,502,363
Oct/24	$3,215,200	$3,835,180	$3,253,033
Oct/25	$3,390,546	$4,633,378	$3,432,355

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	5.45%	3.18%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	11.75%
S&P SmallCap 600 Index (USD)	5.51%	3.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 552,783,568
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,091,551
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$552,783,568	575	$1,091,551	26%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.8%
Utilities	2.0%
Consumer Staples	2.4%
Communication Services	3.2%
Energy	4.4%
Materials	4.8%
Real Estate	7.1%
Health Care	10.7%
Consumer Discretionary	12.7%
Information Technology	16.4%
Financials	17.4%
Industrials	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sandisk	1.9%
Sterling Infrastructure	0.8%
SPX Technologies	0.8%
Lumen Technologies	0.7%
InterDigital	0.6%
BorgWarner	0.6%
Hecla Mining	0.6%
Dycom Industries	0.6%
Armstrong World Industries	0.6%
Qorvo	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230966
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style US Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund delivered fiscal year performance that was positive from an absolute standpoint despite being slightly behind the index. Contributors of performance are based on security selection and sector allocation in such areas as healthcare and materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*
Dec/21	$5,000,000	$5,000,000
Oct/22	$4,030,370	$4,275,047
Oct/23	$4,480,367	$4,680,487
Oct/24	$5,884,212	$6,462,294
Oct/25	$6,964,051	$7,828,158

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	18.35%	8.84%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	12.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 759,819,552
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 4,841,902
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$759,819,552	310	$4,841,902	41%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Real Estate	0.8%
Utilities	1.8%
Energy	2.7%
Consumer Staples	4.3%
Materials	4.9%
Health Care	6.2%
Consumer Discretionary	8.0%
Communication Services	8.5%
Industrials	11.0%
Financials	14.0%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.4%
Microsoft	6.4%
Apple	5.2%
Amazon.com	4.8%
Meta Platforms, Cl A	3.0%
Broadcom	2.8%
Oracle	2.4%
Alphabet, Cl C	2.0%
Alphabet, Cl A	1.8%
JPMorgan Chase	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230965
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style US Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund delivered fiscal year performance that was positive from an absolute standpoint despite being slightly behind the index. Contributors of performance are based on security selection and sector allocation in such areas as healthcare and materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000
Oct/22	$8,050	$8,550
Oct/23	$8,936	$9,361
Oct/24	$11,718	$12,925
Oct/25	$13,847	$15,656

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	18.17%	8.68%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	12.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 759,819,552
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 4,841,902
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$759,819,552	310	$4,841,902	41%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Real Estate	0.8%
Utilities	1.8%
Energy	2.7%
Consumer Staples	4.3%
Materials	4.9%
Health Care	6.2%
Consumer Discretionary	8.0%
Communication Services	8.5%
Industrials	11.0%
Financials	14.0%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.4%
Microsoft	6.4%
Apple	5.2%
Amazon.com	4.8%
Meta Platforms, Cl A	3.0%
Broadcom	2.8%
Oracle	2.4%
Alphabet, Cl C	2.0%
Alphabet, Cl A	1.8%
JPMorgan Chase	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230954
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI ACWI ex-USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund provided positive returns for the fiscal year. Positive performance in international equity markets over the last 12 months was primarily driven by strong corporate earnings growth, a weaker U.S. dollar, more attractive valuations relative to the U.S. market, and new fiscal stimulus measures in several regions.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments International Equity Fund, Institutional Class Shares	MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*
Dec/21	$5,000,000	$5,000,000
Oct/22	$3,753,869	$3,933,434
Oct/23	$4,250,919	$4,431,512
Oct/24	$5,367,548	$5,538,673
Oct/25	$6,525,902	$6,957,785

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	21.58%	7.04%
MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*	25.62%	8.81%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,136,864,029
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 13,655,847
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,136,864,029	309	$13,655,847	46%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	18.7%
Short-Term Investment	0.1%
Ireland	2.6%
India	2.9%
South Korea	3.2%
Singapore	3.5%
Canada	4.7%
China	7.0%
Taiwan	7.4%
Netherlands	7.5%
France	9.1%
Japan	9.2%
Germany	9.6%
United Kingdom	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	3.6%
Tencent Holdings	3.3%
Siemens Energy	2.5%
Taiwan Semiconductor Manufacturing ADR	2.5%
Kering	2.0%
SAP	2.0%
Nintendo	1.8%
Deutsche Telekom	1.6%
Sea ADR	1.6%
3i Group	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230955
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI ACWI ex-USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund provided positive returns for the fiscal year. Positive performance in international equity markets over the last 12 months was primarily driven by strong corporate earnings growth, a weaker U.S. dollar, more attractive valuations relative to the U.S. market, and new fiscal stimulus measures in several regions.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments International Equity Fund, Investor Class Shares	MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*
Dec/21	$10,000	$10,000
Oct/22	$7,498	$7,867
Oct/23	$8,478	$8,863
Oct/24	$10,695	$11,077
Oct/25	$12,982	$13,916

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Investor Class Shares	21.39%	6.90%
MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*	25.62%	8.81%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,136,864,029
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 13,655,847
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,136,864,029	309	$13,655,847	46%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	18.7%
Short-Term Investment	0.1%
Ireland	2.6%
India	2.9%
South Korea	3.2%
Singapore	3.5%
Canada	4.7%
China	7.0%
Taiwan	7.4%
Netherlands	7.5%
France	9.1%
Japan	9.2%
Germany	9.6%
United Kingdom	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	3.6%
Tencent Holdings	3.3%
Siemens Energy	2.5%
Taiwan Semiconductor Manufacturing ADR	2.5%
Kering	2.0%
SAP	2.0%
Nintendo	1.8%
Deutsche Telekom	1.6%
Sea ADR	1.6%
3i Group	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230956
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of small capitalization companies based in those countries included in the MSCI ACWI ex-USA Small Cap Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in a broadly diversified portfolio of equity securities of small capitalization companies that are located in countries throughout the world. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI International Small-Cap Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund posted positive performance over the fiscal year. Results were driven by several key factors: a weaker U.S. dollar, expectations of declining interest rates and subsequent monetary easing, and improving international economic fundamentals.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	MSCI ACWI ex-USA IMI (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡	MSCI ACWI ex-USA Small Cap (USD) (Gross)Footnote Reference†
Dec/21	$1,000,000	$1,000,000	$1,000,000
Oct/22	$770,397	$783,226	$762,827
Oct/23	$832,919	$878,762	$834,246
Oct/24	$1,048,472	$1,097,517	$1,037,210
Oct/25	$1,276,358	$1,375,150	$1,277,722

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	21.73%	6.44%
MSCI ACWI ex-USA IMI (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡	25.30%	8.48%
MSCI ACWI ex-USA Small Cap (USD) (Gross)Footnote Reference†	23.19%	6.46%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 111,710,509
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 892,069
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,710,509	405	$892,069	59%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	22.2%
Short-Term Investment	0.1%
Exchange-Traded Fund	1.5%
China	2.0%
South Korea	2.6%
France	2.9%
Germany	3.3%
India	3.6%
Sweden	3.8%
Italy	4.1%
Taiwan	4.4%
Australia	4.9%
Canada	6.8%
United Kingdom	8.9%
Japan	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Buzzi	1.4%
iShares MSCI EAFE Small-Capital ETF	1.1%
Alten	1.1%
PrairieSky Royalty	1.0%
Glory	1.0%
Viscofan	0.9%
IMI	0.9%
MEITEC Group Holdings	0.9%
DTS	0.8%
Interpump Group	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230958
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however the lagged its custom benchmark, led by style selection, followed by active management. The style selection effect was negatively driven by both short duration fixed income and domestic small cap exposure. Active management detracted, predominately from large cap international exposure.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,920,255	$12,393,397	$12,569,098	$12,612,165
Oct/23	$13,561,070	$13,763,749	$12,613,839	$13,183,359
Oct/24	$16,261,064	$18,361,040	$13,944,128	$15,937,683
Oct/25	$18,180,592	$22,618,243	$14,802,965	$18,048,222

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	11.80%	5.04%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	13.24%	4.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 140,749,646
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$140,749,646	8	$-	12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.3%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.0%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230957
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Investor Class Shares
Trading Symbol	CMNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however the lagged its custom benchmark, led by style selection, followed by active management. The style selection effect was negatively driven by both short duration fixed income and domestic small cap exposure. Active management detracted, predominately from large cap international exposure.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,602	$8,262	$8,379	$8,408
Oct/23	$9,014	$9,176	$8,409	$8,789
Oct/24	$10,792	$12,241	$9,296	$10,625
Oct/25	$12,048	$15,079	$9,869	$12,032

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	11.64%	4.88%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	13.24%	4.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 140,749,646
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$140,749,646	8	$-	12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.3%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.0%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230959
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style selection which was negative and driven by domestic small-caps, followed by short duration fixed income. Active management was negative, driven by large cap international exposure and the tactical allocation was near flat.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,653,262	$12,393,397	$12,569,098	$12,612,117
Oct/23	$13,441,678	$13,763,749	$12,613,839	$13,357,029
Oct/24	$16,502,571	$18,361,040	$13,944,128	$16,630,742
Oct/25	$18,752,921	$22,618,243	$14,802,965	$19,232,685

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	13.64%	5.87%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,534,089,383
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,534,089,383	8	$-	11%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230960
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style selection which was negative and driven by domestic small-caps, followed by short duration fixed income. Active management was negative, driven by large cap international exposure and the tactical allocation was near flat.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,424	$8,262	$8,379	$8,408
Oct/23	$8,935	$9,176	$8,409	$8,905
Oct/24	$10,954	$12,241	$9,296	$11,087
Oct/25	$12,429	$15,079	$9,869	$12,822

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	13.47%	5.72%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,534,089,383
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,534,089,383	8	$-	11%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230961
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style a selection effect that was negative driven largely by domestic small cap, followed by short duration fixed income. Active management effective was negative, driven largely by large cap international equity exposure and tactical allocation effect was negative.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,830,924	$12,393,397	$12,569,098	$12,612,117
Oct/23	$13,598,974	$13,763,749	$12,613,839	$13,357,029
Oct/24	$16,851,842	$18,361,040	$13,944,128	$16,630,742
Oct/25	$19,245,911	$22,618,243	$14,802,965	$19,232,685

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	14.21%	6.58%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 670,879,520
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$670,879,520	7	$-	12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.9%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230962
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style a selection effect that was negative driven largely by domestic small cap, followed by short duration fixed income. Active management effective was negative, driven largely by large cap international equity exposure and tactical allocation effect was negative.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,542	$8,262	$8,379	$8,408
Oct/23	$9,041	$9,176	$8,409	$8,905
Oct/24	$11,188	$12,241	$9,296	$11,087
Oct/25	$12,758	$15,079	$9,869	$12,822

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	14.03%	6.42%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 670,879,520
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$670,879,520	7	$-	12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.9%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230963
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint; however lagged its custom benchmark, due to style selection followed by active management, which was negative driven largely by domestic small cap exposure. Active management effective was negative, largely driven by large cap international exposure and tactical allocation effect was also a detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,604,026	$12,393,397	$12,569,098	$12,604,890
Oct/23	$13,497,566	$13,763,749	$12,613,839	$13,522,025
Oct/24	$17,100,594	$18,361,040	$13,944,128	$17,336,976
Oct/25	$19,800,506	$22,618,243	$14,802,965	$20,469,450

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	15.79%	7.35%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	18.07%	8.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 171,387,024
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$171,387,024	8	$-	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.8%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.3%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230964
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Investor Class Shares
Trading Symbol	CMUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint; however lagged its custom benchmark, due to style selection followed by active management, which was negative driven largely by domestic small cap exposure. Active management effective was negative, largely driven by large cap international exposure and tactical allocation effect was also a detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,390	$8,262	$8,379	$8,403
Oct/23	$8,971	$9,176	$8,409	$9,015
Oct/24	$11,352	$12,241	$9,296	$11,558
Oct/25	$13,121	$15,079	$9,869	$13,646

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	15.59%	7.19%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	18.07%	8.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 171,387,024
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$171,387,024	8	$-	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.8%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.3%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/

[1]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[2]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[3]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[4]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[5]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[6]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[7]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[8]	The expense ratios do not include expenses of the underlying affiliated investment companies.